Lease (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases is as follows:
As of December 31, 2024
Right-of-use assets	$28,085

Operating lease liabilities - current	$-
Operating lease liabilities - non-current	-
Total operating lease liabilities	$-

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.96
Weighted average discount rate	7.42%